PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Computer software and hardware	$1,057	$1,033
Machinery and equipment	1,345	1,320
Leasehold improvements	1,474	1,436
Furniture and fixtures	881	858
Vehicles	69	55
Demonstration units	616	654
Property and equipment	5,442	5,356
Less: accumulated depreciation	(4,696)	(4,530)
Property and equipment, net	$746	$826

Property and equipment, net as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022
Computer software and hardware	$1,033	$1,033
Machinery and equipment	1,320	1,311
Leasehold improvements	1,436	1,448
Furniture and fixtures	858	857
Vehicles	55	55
Demonstration units	654	851
Property and equipment	5,356	5,555
Less: accumulated depreciation	(4,530)	(4,646)
Property and equipment, net	$826	$909